Financial information of parent company - Statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 06, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property, plant and equipment	$ 6,777,970		$ 6,523,403		$ 5,687,357
Derivative financial instruments	5,266				32,894
Investments in associates	1,135,442		758,241		240,136
Other financial assets			17,598
Other assets	11,176		42,810		42,870
Total non-current assets	8,274,729		7,749,467		6,431,525
Current assets
Prepayment and prepaid operating expenses	28,161		34,371		27,649
Trade and other receivables	837,828		616,308		645,822
Financial assets at amortized cost	1,996,808
Derivative financial instruments	2,583
Other financial assets			683,812		31,543
Cash and cash equivalent	1,786,420		1,838,300		2,126,011	$ 1,005,201
Total current assets	6,149,591		4,168,984		3,683,753
Total assets	14,424,320		11,918,451		10,115,278
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 5,039,819,199, 4,916,106,889 and 4,252,922,259 shares issued and outstanding at December 31, 2018, 2017 and 2016, respectively	20,159		19,664		17,012
Share premium	4,993,163		4,827,619	$ 325,200	4,950,948
Reserves	109,346	$ 118,134	134,669		93,563
Retained earnings (accumulated deficit)	331,298	$ 203,543	187,008		(910,849)
Equity attributable to owners of the Company	5,453,966		5,168,960		4,150,674
Perpetual subordinated convertible securities	563,848		64,073
Total equity	8,923,580		6,721,335		5,403,227	4,190,255
Non-current liabilities
Borrowings	1,760,763		1,743,939		1,233,594
Convertible bonds	418,592		403,329		395,210
Bonds payable			496,689		494,909
Medium-term notes			228,483		214,502
Derivative financial instruments	15,540
Other financial liabilities	11,948		1,919		74,170
Other liabilities	39,128		99,817		37,497
Total non-current liabilities	2,641,512		3,290,337		2,731,151
Current liabilities
Trade and other payables	964,860		1,007,424		897,606
Borrowings	530,005		440,608		209,174
Convertible bonds					391,401
Bonds payable	498,551
Medium-term notes	218,247
Accrued liabilities	164,604		180,912		230,450
Derivative financial instruments	15,806
Other financial liabilities			744		6,348
Total current liabilities	2,859,228		1,906,779		1,980,900
Total liabilities	5,500,740		5,197,116		4,712,051
Total equity and liabilities	14,424,320		11,918,451		10,115,278
Parent company
Non-current assets
Property, plant and equipment	48,168		47,090		89,404
Intangible assets	32,437		59,138		91,225
Investments in subsidiaries	5,051,780		4,779,485		4,333,604
Derivative financial instruments	5,266
Investments in associates	145,285		132,427		114,966
Other financial assets			11,732
Other assets	141,603		372,275		530,566
Total non-current assets	5,424,539		5,402,147		5,159,765
Current assets
Prepayment and prepaid operating expenses	298		428		671
Trade and other receivables	28,982		29,061		24,749
Due from subsidiaries	2,027,008		1,609,556		908,716
Financial assets at amortized cost	40,000
Derivative financial instruments	1,323
Other financial assets			95,440		3,000
Cash and cash equivalent	107,795		140,411		317,873	115,726
Total current assets	2,205,406		1,874,896		1,255,009
Total assets	7,629,945		7,277,043		6,414,774
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 5,039,819,199, 4,916,106,889 and 4,252,922,259 shares issued and outstanding at December 31, 2018, 2017 and 2016, respectively	20,159		19,664		17,012
Share premium	4,993,163		4,827,619		4,950,948
Reserves	109,346		134,669		93,563
Retained earnings (accumulated deficit)	331,298		187,008		(910,849)
Equity attributable to owners of the Company	5,453,966		5,168,960		4,150,674
Perpetual subordinated convertible securities	563,848		64,073
Total equity	6,017,814		5,233,033		4,150,674	$ 3,729,856
Non-current liabilities
Borrowings			76,520		72,077
Convertible bonds	418,592		403,329		395,210
Bonds payable			496,689		494,909
Medium-term notes			228,483		214,502
Derivative financial instruments	8,711
Other financial liabilities			1,885		60,610
Other liabilities			520		2,560
Total non-current liabilities	427,303		1,207,426		1,239,868
Current liabilities
Trade and other payables	18,033		17,489		1,683
Due to subsidiaries	351,017		804,476		522,166
Borrowings	72,852
Convertible bonds					391,401
Bonds payable	498,551
Medium-term notes	218,247
Short-term notes					86,493
Accrued liabilities	13,789		13,877		19,570
Derivative financial instruments	12,339
Other financial liabilities			742		2,919
Total current liabilities	1,184,828		836,584		1,024,232
Total liabilities	1,612,131		2,044,010		2,264,100
Total equity and liabilities	$ 7,629,945		$ 7,277,043		$ 6,414,774